Other Equity Instruments - Summary of Other Equity Instruments (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other equity instruments [line items]
Other equity instruments	£ 2,041	£ 2,041
500m Fixed Rate Reset Perpetual AT1 Capital Securities [member]
Disclosure of other equity instruments [line items]
Initial interest rate	6.75%
First call date	2024-06
Other equity instruments	£ 496	496
750m Fixed Rate Reset Perpetual AT1 Capital Securities [member]
Disclosure of other equity instruments [line items]
Initial interest rate	7.375%
First call date	2022-06
Other equity instruments	£ 745	745
300m Perpetual Capital Securities [member]
Disclosure of other equity instruments [line items]
Initial interest rate	7.60%
First call date	2019-12
Other equity instruments	£ 300	300
500m Perpetual Capital Securities [member]
Disclosure of other equity instruments [line items]
Initial interest rate	6.625%
First call date	2019-06
Other equity instruments	£ 500	£ 500